Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Dec. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Nov. 24, 2020